[GRAPHIC OMITTED]
DEUTSCHE ASSET MANAGEMENT

Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund Investment Class

SUPPLEMENT DATED FEBRUARY 28, 2002 TO PROSPECTUS DATED FEBRUARY 28, 2002

THE FOLLOWING REPLACES THE `PORTFOLIO MANAGERS' SECTION FOR THE FIXED INCOME
FUND:


PORTFOLIO MANAGERS

The following portfolio managers are responsible for the day-to-day management of the Fund:

David Baldt, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund

o   Joined the investment advisor in 1989.

o   Chief Investment Officer of the Fixed Income Group.

Gary Bartlett, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o   Joined the investment advisor in 1992.

o   Analyst specializing in taxable municipal and government investments.

o   MBA, Drexel University.

Warren Davis, Director of Deutsche Asset Management Co-Manager of the Fund

o   Joined the investment advisor in 1995.

o   Analyst specializing in mortgage- and asset-backed securities.

o   MBA, Drexel University.

Thomas Flaherty, Director of Deutsche Asset Management and Co-Manager of the
Fund

o   Joined the investment advisor in 1995.

o   Analyst specializing in corporate bonds and mortgages.

J. Christopher Gagnier, Director of Deutsche Asset Management and Co-Manager of the Fund

o   Joined the investment advisor in 1997.

o   Prior to that, portfolio manager, Paine Webber, from 1984 to 1997.

o   Analyst specializing in asset-backed securities and government investments.

Daniel Taylor, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o   Joined the investment advisor in 1998.

o Prior to that, fixed income portfolio manager, asset-backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1992 to 1998.

o   Analyst specializing in asset-backed securities and government securities.

[GRAPHIC OMITTED]
DEUTSCHE ASSET MANAGEMENT


Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, High Yield Bond Fund Institutional Class

SUPPLEMENT DATED FEBRUARY 28, 2002 TO PROSPECTUS DATED FEBRUARY 28, 2002

THE FOLLOWING REPLACES THE `PORTFOLIO MANAGERS' SECTION FOR FIXED INCOME FUND AND SHORT-TERM FIXED INCOME FUND:


PORTFOLIO MANAGERS

The following portfolio managers are responsible for the day-to-day management of the Fund:

David Baldt, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund

o   Joined the investment advisor in 1989.

o   Chief Investment Officer of the Fixed Income Group.

Gary Bartlett, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o   Joined the investment advisor in 1992.

o   Analyst specializing in taxable municipal and government investments.

o   MBA, Drexel University.

Warren Davis, Director of Deutsche Asset Management Co-Manager of the Fund

o   Joined the investment advisor in 1995.

o   Analyst specializing in mortgage- and asset-backed securities.

o   MBA, Drexel University.


Thomas Flaherty, Director of Deutsche Asset Management and Co-Manager of the
Fund

o   Joined the investment advisor in 1995.

o   Analyst specializing in corporate bonds and mortgages.


J. Christopher Gagnier, Director of Deutsche Asset Management and Co-Manager of the Fund

o   Joined the investment advisor in 1997.

o   Prior to that, portfolio manager, Paine Webber, from 1984 to 1997.

o   Analyst specializing in asset-backed securities and government investments.

Daniel Taylor, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund

o   Joined the investment advisor in 1998.

o Prior to that, fixed income portfolio manager, asset-backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1992 to 1998.

o   Analyst specializing in asset-backed securities and government securities.